Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-56727
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Title of 12(b) Security	Class A Exchangeable Subordinate Voting Shares
Trading Symbol	BIPC
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001788348
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Exchangeable Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	119,982,167
Class B Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,909
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Contact Personnel Name	Michael Ryan
City Area Code	212
Local Phone Number	417-7000
Contact Personnel Email Address	bip.enquiries@brookfield.com